Related Party Transactions and Licensing / Research Agreements:	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
Note 6 – Related Party Transactions and Licensing / Research Agreements:

One director of the Company, James Gottlieb, was also a director of CRE as of September 30, 2016. William Singer was the president of CRE until April 26, 2016. CRE is a stockholder of a corporation, Neuroscience Research Ventures, Inc. (“NRVI”), which owned 17.9% of the Company's outstanding Common Stock as of September 30, 2016.

Effective October 31, 2012, Neurotrope BioScience executed a Technology License and Services Agreement (the “TLSA”) with CRE, a related party, and NRV II, LLC (“NRV II”), another affiliate of CRE, which was amended by Amendment No. 1 to the TLSA as of August 21, 2013. As of February 4, 2015, the parties entered into an Amended and Restated Technology License and Services Agreement (the “CRE License Agreement”). The CRE License Agreement amended and restated the TLSA, as amended. Under the terms of the CRE License Agreement, CRE provides research services and has granted Neurotrope BioScience the exclusive and nontransferable world-wide, royalty-bearing right, with a right to sublicense (in accordance with the terms and conditions described below), under CRE’s and NRV II’s respective right, title and interest in and to certain patents and technology owned by CRE or licensed to NRV II by CRE as of or subsequent to October 31, 2012, to develop, use, manufacture, market, offer for sale, sell, distribute, import and export certain products or services for therapeutic applications for AD and other cognitive dysfunctions in humans or animals (the “Field of Use”). Additionally, the TLSA specifies that all patents that issue from a certain patent application, shall constitute licensed patents and all trade secrets, know-how and other confidential information claimed by such patents constitute licensed technology under the CRE License. The CRE License Agreement terminates on the later of the date (a) the last of the licensed patent expires, is abandoned, or is declared unenforceable or invalid or (b) the last of the intellectual property enters the public domain. After the initial Series A Stock financing, the CRE License Agreement required Neurotrope BioScience to enter into scope of work agreements with CRE as the preferred service provider for any research and development services or other related scientific assistance and support services.

In addition, the CRE License Agreement requires the Company to pay CRE a “Fixed Research Fee” of $1 million per year for five years, commencing on the date that the Company completes a Series B Preferred Stock financing resulting in proceeds of at least $25,000,000 (the “Series B Financing”). This Fixed Research Fee is not yet due. The CRE License Agreement also requires the payment of royalties ranging between 2% and 5% of the Company’s revenues generated from the licensed patents and other intellectual property, dependent upon the percentage ownership that NRVI holds in the Company. Under the CRE License Agreement, the Company was required to prepay royalty fees at a rate of 5% of all investor funds raised in the Series A or Series B Stock financings or any subsequent rounds of financing prior to a public offering, less commissions.

On November 12, 2015, Neurotrope BioScience, CRE, and NRV II entered into an amendment (the “Amendment”) to the TLSA pursuant to which CRE granted rights in certain technology to Neurotrope BioScience. Under the Amendment, the “Advances on Future Royalties” section of the TLSA was amended and restated to (i) eliminate the requirement that Neurotrope BioScience pay CRE prepaid royalties equal to five percent (5%) of financing proceeds received by Neurotrope BioScience in any financing prior to a public offering, and (ii) provide that Neurotrope BioScience will deliver to CRE, following each closing pursuant to a certain securities purchase agreement, an amount equal to 2.5% of the Post-PA Fees Proceeds received at such closing. In addition, the Amendment provides that on or prior to December 31, 2016, Neurotrope Bioscience shall deliver to CRE an amount equal to 2.5% of the aggregate Post-PA Fee Proceeds received at the closings. Each payment would constitute an advance royalty payment to CRE and will be offset (with no interest) against the amount of future royalty obligations payable until such time that the amount of such future royalty obligations equals in full the amount of the advance royalty payments made. “Post-PA Fee Proceeds” means the gross proceeds received, less all amounts paid to the placement agent(s), in relation to such gross proceeds. No other expenses of Neurotrope Bioscience shall be subtracted from the gross proceeds to determine the “Post-PA Fee Proceeds.” As of September 30, 2016, the Company recorded a liability of $348,011 resulting from this Amendment.

Pursuant to the CRE License Agreement, on February 4, 2015, Neurotrope BioScience and CRE entered into a new Statement of Work and Account Satisfaction Agreement (the “February 2015 SOW”). The February 2015 SOW was effective as of October 1, 2014 and ended on September 30, 2015. In consideration for the February 2015 SOW, CRE agreed to (a) use commercially reasonable efforts to enroll at least four (4) additional compassionate use or expanded access patients, in trials of CRE’s Alzheimer’s therapeutic drug platform during the term of the SOW, (b) perform certain services requested by Neurotrope BioScience for the further development of CRE’s Alzheimer’s therapeutic drug platform, (c) perform certain services for the further development of CRE’s Alzheimer’s diagnostic test, (d) to the extent permitted by applicable law, transfer all of its rights and regulatory obligations, except for those relating to the compassionate use expanded access trials, associated with CRE’s Investigative New Drug Application (“IND”) 71,276 to Neurotrope BioScience, (e) conduct initial research on the application of its PKCe platform to treat Fragile X disease, (f) conduct initial research on polyunsaturated fatty acid derivatives for the purpose of developing a commercially usable PKCe activator, and (g) provide assistance, advice and other similar services to Neurotrope BioScience regarding Neurotrope BioScience’s analysis of bryologs pursuant to Neurotrope BioScience’s agreement with Stanford University, for purpose of developing a commercially usable PKCe activator. Under the CRE License Agreement, Neurotrope BioScience received a license to certain technology, including rights relating to an in vitro test system based on examination of skin cells intended to predict the presence of AD in humans (the “AD Diagnostic Test”). Further, under the February 2015 SOW, Neurotrope BioScience’s rights to the technology associated with the AD Diagnostic Test automatically reverted to CRE based on certain contractual conditions on July 10, 2015 and, accordingly, Neurotrope Bioscience no longer has any rights under the CRE License Agreement for diagnostic applications using the CRE patent portfolio or technology. The remaining terms and conditions of the CRE License Agreement, including the license of technology associated with Neurotrope BioScience’s PKC activator research (such as bryostatin), remain in full force and effect, in accordance with the conditions thereof.  For the year ended December 31, 2015, Neurotrope BioScience incurred $2,052,595 in expenses relating to the February 2015 SOW. The Company is obligated to pay CRE approximately $20,000 for ongoing testing and validation work, which should be completed by the fourth quarter of 2016.

On November 12, 2015, Neurotrope BioScience and CRE entered into a new statement of Work Agreement (the “November 2015 SOW Agreement”) pursuant to the TLSA. The November 2015 SOW Agreement is effective as of November 1, 2015 and continues until December 31, 2016. Pursuant to the November 2015 SOW Agreement, Neurotrope BioScience agreed to pay CRE $1,166,666 in service fees payable in the amount of e$83,333 per month for each month from November 1, 2015 through December 31, 2016. In consideration for the payments made pursuant to the November 2015 SOW Agreement, CRE shall perform the services requested by Neurotrope BioScience for the further development of Neurotrope’s bryostatin drug platform. During the nine months ended September 30, 2016, the Company paid CRE $750,000 pursuant to the November 2015 SOW Agreement, which is included in the statement of operations as Research and Development – Related Party.

On July 28, 2016, CRE filed a petition for Chapter 11 Reorganization in the United States Bankruptcy Court for the Northern District of West Virginia. As part of the bankruptcy filing, CRE asked the Bankruptcy Court to reject certain executory contracts including employment agreements with a number of its researchers and other personnel, including, without limitation, Dr. Daniel Alkon, who is our Chief Scientific Officer and was also the former scientific director of CRE, and who led a team of CRE scientists who are involved on behalf of CRE in support of the Neurotrope-CRE License Agreement. CRE has not requested that the Neurotrope-CRE License Agreement itself be rejected. We do not believe that CRE, as a matter of law, has a right to terminate the Neurotrope-CRE License Agreement as a result of the bankruptcy filing and have been advised by CRE’s representatives that there will be no action regarding the Neurotrope-CRE License and that CRE intends to meet all of its obligations in support of the Company’s work. On September 23, 2016, the United States Bankruptcy Court for the Northern District of West Virginia entered an order approving the sale of a substantial amount of CRE's assets to West Virginia University. The Court also entered an order approving a settlement agreement between Dr. Alkon, CRE and West Virginia University. As part of the asset sale, CRE sold the BRNI name and all derivatives to West Virginia University. Consequently, the Board of CRE resolved on September 28, 2016 to change its name to Cognitive Research Enterprises, Inc.

Note 6 – Related Party Transactions and Licensing / Research Agreements:

Two directors of the Company, James Gottlieb and William Singer, are also directors of BRNI. Mr. Singer is the president of BRNI. BRNI is a stockholder of a corporation, Neuroscience Research Ventures, Inc. (“NRVI”), which owned 18.4% of the Company's outstanding common stock as of December 31, 2015.

Effective October 31, 2012, Neurotrope BioScience executed a Technology License and Services Agreement (the “TLSA”) with BRNI, a related party, and NRV II, LLC (“NRV II”), another affiliate of BRNI, which was amended by Amendment No. 1 to the TLSA as of August 21, 2013. As of February 4, 2015, the parties entered into an Amended and Restated Technology License and Services Agreement (the “BRNI License Agreement”). The BRNI License Agreement amended and restated the TLSA, as amended. Under the terms of the BRNI License Agreement, BRNI shall provide research services and has granted Neurotrope BioScience the exclusive and nontransferable world-wide, royalty-bearing right, with a right to sublicense (in accordance with the terms and conditions described below), under BRNI’s and NRV II’s respective right, title and interest in and to certain patents and technology owned by BRNI or licensed to NRV II by BRNI as of or subsequent to October 31, 2012, to develop, use, manufacture, market, offer for sale, sell, distribute, import and export certain products or services for therapeutic and diagnostic applications for Alzheimer’s Disease and other cognitive dysfunctions in humans or animals (the “Field of Use”). Additionally, the TLSA specifies that all patents that issue from a certain patent application, shall constitute licensed patents and all trade secrets, know-how and other confidential information claimed by such patents constitute licensed technology under the BRNI License. The BRNI License Agreement terminates on the later of the date (a) the last of the licensed patent expires, is abandoned, or is declared unenforceable or invalid or (b) the last of the intellectual property enters the public domain. After the initial Series A Stock financing, the BRNI License Agreement requires Neurotrope BioScience to enter into scope of work agreements with BRNI as the preferred service provider for any research and development services or other related scientific assistance and support services.

In addition, the BRNI License Agreement requires the Company to pay BRNI a “Fixed Research Fee” of $1 million per year for five years, commencing on the date that the Company completes a Series B Stock financing resulting in net proceeds of at least $25,000,000 (the “Series B Financing”). The BRNI License Agreement also requires the payment of royalties ranging between 2% and 5% of the Company’s revenues generated from the licensed patents and other intellectual property, dependent upon the percentage ownership that NRVI holds in the Company. Under the BRNI License Agreement, the Company is required to prepay royalty fees at a rate of 5% of all investor funds raised in the Series A or Series B Stock financings or any subsequent rounds of financing prior to a public offering, less commissions.

On November 12, 2015, Neurotrope BioScience, BRNI, and NRV II entered into an amendment (the “Amendment”) to the TLSA pursuant to which BRNI granted rights in certain technology to Neurotrope BioScience. Under the Amendment, the “Advances on Future Royalties” section of the TLSA was amended and restated to (i) eliminate the requirement that Neurotrope BioScience pay BRNI prepaid royalties equal to five percent (5%) of financing proceeds received by Neurotrope BioScience in any financing prior to a public offering, and (ii) provide that Neurotrope BioScience will deliver to BRNI, following each closing pursuant to a certain securities purchase agreement, an amount equal to 2.5% of the Post-PA Fees Proceeds received at such closing. In addition, the Amendment provides that on or prior to December 31, 2016, Neurotrope Bioscience shall deliver to BRNI an amount equal to 2.5% of the aggregate Post-PA Fee Proceeds received at the closings. Each payment would constitute an advance royalty payment to BRNI and will be offset (with no interest) against the amount of future royalty obligations payable until such time that the amount of such future royalty obligations equals in full the amount of the advance royalty payments made. “Post-PA Fee Proceeds” means the gross proceeds received, less all amounts paid to the placement agent(s), in relation to such gross proceeds. No other expenses of Neurotrope Bioscience shall be subtracted from the gross proceeds to determine the “Post-PA Fee Proceeds.” As of December 31, 2015, the Company recorded a liability of $348,011 resulting from this Amendment.

Pursuant to the BRNI License Agreement, on February 4, 2015, Neurotrope BioScience and BRNI entered into a new Statement of Work and Account Satisfaction Agreement (the “February 2015 SOW”). The February 2015 SOW was effective as of October 1, 2014 and ended on September 30, 2015. In consideration for the February 2015 SOW, BRNI agreed to (a) use commercially reasonable efforts to enroll at least four (4) additional compassionate use or expanded access patients, in trials of BRNI’s Alzheimer’s therapeutic drug platform during the term of the SOW, (b) perform certain services requested by Neurotrope BioScience for the further development of BRNI’s Alzheimer’s therapeutic drug platform, (c) perform certain services for the further development of BRNI’s Alzheimer’s diagnostic test, (d) to the extent permitted by applicable law, transfer all of its rights and regulatory obligations, except for those relating to the compassionate use expanded access trials, associated with BRNI’s Investigative New Drug Application (IND) 71,276 to Neurotrope BioScience, (e) conduct initial research on the application of its PKCε platform to treat Fragile X disease, (f) conduct initial research on polyunsaturated fatty acid derivatives for the purpose of developing a commercially usable PKCε activator, and (g) provide assistance, advice and other similar services to Neurotrope BioScience regarding Neurotrope BioScience’s analysis of bryologs pursuant to Neurotrope BioScience’s agreement with Stanford University, for the purpose of developing a commercially usable PKCε activator. Under the BRNI License Agreement, Neurotrope BioScience received a license to certain technology, including rights relating to an in vitro test system based on examination of skin cells intended to predict the presence of Alzheimer’s disease in humans (the “AD Diagnostic Test”). Further, under the February 2015 SOW, Neurotrope BioScience’s rights to the technology associated with the AD Diagnostic Test automatically reverted to BRNI based on certain contractual conditions on July 10, 2015. The remaining terms and conditions of the BRNI License Agreement, including the license of technology associated with Neurotrope BioScience’s PKC activator research (such as bryostatin), remain in full force and effect, in accordance with the conditions thereof.  For the year ended December 31, 2015, Neurotrope BioScience incurred $2,052,595 in expenses relating to the February 2015 SOW.

On November 12, 2015, Neurotrope BioScience and BRNI entered into a new statement of Work Agreement (the “November 2015 SOW Agreement”) pursuant to the TLSA. The November 2015 SOW Agreement is effective as of November 1, 2015 and continues until December 31, 2016. Pursuant to the November 2015 SOW Agreement, Neurotrope BioScience agreed to pay BRNI one million one hundred sixty six thousand six hundred sixty six dollars ($1,166,666) in service fees payable in the amount of eighty three thousand three hundred thirty three dollars ($83,333) per month for each month from November 1, 2015 through December 31, 2016. In consideration for the payments made pursuant to the November 2015 SOW Agreement, BRNI shall perform the services requested by Neurotrope BioScience for the further development of Neurotrope’s bryostatin drug platform.

Also on November 12, 2015, the Company, Neurosciences Research Ventures, Inc. (“NRV”), Dan Alkon and Northlea Partners LLP agreed to terminate the Amended and Restated Stockholders Agreement, dated August 23, 2013, in its entirety. On November 12, 2015, Neurotrope and NRV entered into a letter agreement (the “Letter Agreement”) pursuant to which the Company agreed to take such reasonable actions within its control so that two (2) representatives designated by NRV (the “NRV Designees”) are nominated for election to the board of directors of the Company (the “Board”) at each annual meeting of stockholders until such time as the TLSA is no longer in effect. Furthermore, the Company will use its best efforts to ensure that (i) each NRV Designee is included in the Board’s slate of nominees to the stockholders for each election of directors, and (ii) each NRV Designee is included in the proxy statement for every meeting of the stockholders of the Company called with respect to the election of members of the Board.

See below regarding the letter agreement pertaining to director nominees of NRV and regarding the resignation of Dr. John Abeles, who was previously an “Abeles Designee” of the “Majority Abeles Stockholders” pursuant to the director designee provisions of the terminated Amended and Restated Stockholders Agreement.

Dr. Daniel Alkon, is the Chief Scientific Officer of the Company and has been an advisor to Neurotrope BioScience since its formation. Dr. Alkon has been the founding Scientific Director of BRNI since 1999. Dr. Alkon occupies the Toyota Chair in Neuroscience at BRNI. In this position, he and his team conduct multidisciplinary research on the molecular and biophysical mechanisms of memory and memory dysfunction in psychiatric and neurological disorders, particularly AD. He is also a professor at BRNI. Dr. Alkon is not an employee of Neurotrope BioScience.

On November 11, 2015, Dr. John Abeles informed the Board of Directors of the Company that he was resigning as a director of the Company effective as of November 12, 2015. Dr. Abeles agreed to provide consulting services to the Company for a period of approximately one year.

See Note 4 above for additional related party transactions.